Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 18.0%
ALM Ltd., Series 2020-1A Class A2 (3 M ICE LIBOR + 1.850%), 144A 2.091%, 10/15/29@,•	$3,000	$2,967,915
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 3.738%, 04/14/29@,•	3,000	3,000,081
Battalion CLO XV Ltd., Series 2020-15A Class A1 (3 M ICE LIBOR + 1.350%, Floor 1.350%), 144A 1.591%, 01/17/33@,•	4,000	3,985,708
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M ICE LIBOR + 1.430%, Floor 1.430%), 144A 1.689%, 07/23/32@,•	2,761	2,730,674
Deerpath Capital CLO Ltd., Series 2020-1A Class A1 (3 M ICE LIBOR + 1.850%, Floor 1.850%), 144A 2.091%, 04/17/32@,•	2,500	2,500,365
ECMC Group Student Loan Trust, Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A 1.257%, 09/25/68@,•	3,301	3,284,858
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 3.504%, 01/20/33@,•	4,000	3,831,916
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 1.971%, 04/18/31@,•	3,000	2,971,644
Highbridge Loan Management Ltd., Series 2015-7A Class A2R (3 M ICE LIBOR + 0.900%), 144A 1.406%, 03/15/27@,•	2,000	1,996,680
Honda Auto Receivables Owner Trust, Series 2020-1 Class A4, 1.630%, 10/21/26	3,000	2,967,483
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	2,793	2,754,163
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 1.524%, 10/13/31@,•	2,457	2,436,478
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 2.049%, 10/30/30@,•	4,000	3,954,472
	Par (000)	Value†

SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 1.457%, 04/27/43•	$4,860	$4,426,536
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 1.047%, 03/25/55•	4,101	4,051,126
SMB Private Education Loan Trust,
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 2.347%, 08/16/32@,•	4,801	4,834,508
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	2,430	2,417,139
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	4,899,313
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A, 2.476%, 06/15/31@,•	3,250	3,168,191
Series 2018-2A Class A (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A, 1.688%, 08/18/31@,•	4,500	4,457,322
Telos CLO Ltd., Series 2013-3A Class BR (3 M ICE LIBOR + 2.000%), 144A 2.241%, 07/17/26@,•	1,708	1,706,560
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M ICE LIBOR + 3.150%, Floor 3.150%), 144A 3.404%, 07/20/32@,•	4,000	3,899,296
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 3.258%, 04/25/33@,•	2,000	2,000,334
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 4.558%, 01/25/34@,•	2,500	2,505,403
TOTAL ASSET BACKED SECURITIES (Cost $78,717,111)		77,748,165

COMMERCIAL MORTGAGE BACKED SECURITIES — 18.4%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	5,181,928
BHMS, Series 2018-ATLS Class B (1 M ICE LIBOR + 1.500%, Floor 1.500%), 144A 1.897%, 07/15/35@,•	2,000	1,972,461
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,525	4,504,532

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FHLMC Multifamily Structured Pass Through Certificates,
Series K043 Class A2, 3.062%, 12/25/24	$3,000	$3,026,966
Series K094 Class A2, 2.903%, 06/25/29	2,000	2,013,084
Series K107 Class A1, 1.228%, 10/25/29	7,288	6,851,494
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,441,162
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 3.934%, 02/25/25@,•	6,610	6,664,162
Series 2019-K735 Class B, 144A, 4.019%, 05/25/26@,•	6,000	6,050,949
Series 2012-K19 Class C, 144A, 4.907%, 05/25/45@,•	855	852,296
Series 2012-K23 Class C, 144A, 3.657%, 10/25/45@,•	5,000	5,019,827
Series 2013-K27 Class C, 144A, 3.497%, 01/25/46@,•	3,647	3,656,618
Series 2015-K48 Class B, 144A, 3.644%, 08/25/48@,•	5,000	4,962,066
Series 2016-K52 Class B, 144A, 3.928%, 01/25/49@,•	5,065	5,127,753
Series 2016-K53 Class C, 144A, 4.024%, 03/25/49@,•	3,525	3,476,939
Series 2017-K729 Class C, 144A, 3.673%, 11/25/49@,•	2,460	2,435,881
Series 2017-K63 Class B, 144A, 3.875%, 02/25/50@,•	1,500	1,508,925
Series 2018-K85 Class C, 144A, 4.320%, 12/25/50@,•	3,500	3,511,712
Series 2019-K102 Class B, 144A, 3.531%, 12/25/51@,•	5,000	4,844,646
Series 2019-K95 Class B, 144A, 3.920%, 08/25/52@,•	2,500	2,515,543
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	3,000	2,926,674
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $82,211,955)		79,545,618
Number of Shares
PREFERRED STOCKS — 1.1%
Banks — 0.3%
Wells Fargo & Co., Series Zµ	60,000	1,330,200
	Number of Shares	Value†

Electric — 0.8%
Duke Energy Corp.	134,000	$3,445,140
TOTAL PREFERRED STOCKS (Cost $5,084,700)		4,775,340
	Par (000)
CORPORATE BONDS — 43.3%
Aerospace & Defense — 1.6%
General Dynamics Corp. 3.500%, 05/15/25	$3,000	3,056,439
The Boeing Co.
2.196%, 02/04/26	2,000	1,892,976
3.250%, 02/01/35	1,950	1,741,477
		6,690,892
Agriculture — 0.7%
Cargill, Inc., 144A 3.250%, 03/01/23@	3,000	3,032,827
Airlines — 1.1%
Delta Air Lines Pass Through Trust, Series 2015-1 Class B 4.250%, 01/30/25	1,707	1,710,502
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	1,900	1,898,919
United Airlines Pass Through Trust, Series 2014-1 Class B 4.750%, 10/11/23	1,198	1,198,926
		4,808,347
Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	3,000	2,951,127
Auto Manufacturers — 1.4%
BMW US Capital LLC, 144A 3.450%, 04/12/23@	4,000	4,053,733
Ford Motor Credit Co. LLC 4.950%, 05/28/27	2,000	2,036,060
		6,089,793
Banks — 4.0%
Allfirst Preferred Capital Trust (3 M ICE LIBOR + 1.500%) 1.739%, 07/15/29•	3,500	3,415,347
JPMorgan Chase & Co.
(3 M ICE LIBOR + 0.500%), 0.817%, 02/01/27•	3,200	3,055,539
(3 M ICE LIBOR + 3.470%), 3.769%µ,•	2,000	2,000,000
KeyCorp. Capital I (3 M ICE LIBOR + 0.740%) 1.707%, 07/01/28•	2,640	2,522,200

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
State Street Corp. (3 M ICE LIBOR + 0.560%) 1.066%, 05/15/28•	$3,830	$3,637,733
The Goldman Sachs Group, Inc. (SOFR + 1.248%) 2.383%, 07/21/32•	3,000	2,657,503
		17,288,322
Beverages — 1.0%
Constellation Brands, Inc. 2.250%, 08/01/31	3,000	2,642,034
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,799,759
		4,441,793
Biotechnology — 0.6%
Gilead Sciences, Inc. 1.650%, 10/01/30	3,000	2,636,686
Building Materials — 2.1%
Builders FirstSource, Inc., 144A 6.750%, 06/01/27@	2,204	2,286,650
Martin Marietta Materials, Inc. 4.250%, 07/02/24	3,000	3,071,713
Vulcan Materials Co. 4.500%, 04/01/25	3,565	3,684,576
		9,042,939
Chemicals — 0.7%
WR Grace Holdings LLC, 144A 5.625%, 10/01/24@	3,000	3,015,000
Commercial Services — 1.2%
The Georgetown University, Series B 4.315%, 04/01/49	2,485	2,640,542
University of Southern California 3.028%, 10/01/39	2,820	2,636,247
		5,276,789
Computers — 1.2%
Apple, Inc. 3.850%, 08/04/46	4,000	4,221,266
Dell International LLC 5.450%, 06/15/23	800	824,430
		5,045,696
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC 3.000%, 10/29/28	3,000	2,759,862
OneMain Finance Corp. 8.250%, 10/01/23	3,000	3,150,000
		5,909,862
Electric — 3.3%
Edison International 3.550%, 11/15/24	2,000	2,008,052
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	3,132,198
	Par (000)	Value†

Electric — (continued)
Monongahela Power Co., 144A 3.550%, 05/15/27@	$2,500	$2,500,018
Northern States Power Co. 3.600%, 09/15/47	4,000	3,954,735
Pacific Gas and Electric Co. 4.000%, 12/01/46	3,000	2,494,950
		14,089,953
Food — 3.3%
Kellogg Co. 2.650%, 12/01/23	2,501	2,503,109
Kraft Heinz Foods Co. 4.375%, 06/01/46	3,000	2,953,890
Land O' Lakes, Inc., 144A 6.000%, 11/15/22@	3,500	3,547,625
Mars, Inc., 144A 1.625%, 07/16/32@	3,000	2,562,785
The J.M. Smucker Co. 3.375%, 12/15/27	2,750	2,751,307
		14,318,716
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,476,828
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,767,990
Healthcare Services — 1.3%
Centene Corp.
4.625%, 12/15/29	1,000	1,012,000
2.500%, 03/01/31	2,000	1,770,000
HCA, Inc., 144A 4.375%, 03/15/42@	1,000	987,756
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,817,459
		5,587,215
Household Products & Wares — 1.1%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,744,917
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,993,481
		4,738,398
Internet — 0.8%
Alibaba Group Holding Ltd.
3.400%, 12/06/27	1,000	982,812
2.125%, 02/09/31	3,000	2,607,505
		3,590,317
Investment Companies — 0.7%
Ares Capital Corp. 2.875%, 06/15/28	3,500	3,104,183

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 1.8%
Charter Communications Operating LLC 4.464%, 07/23/22	$3,000	$3,011,002
Comcast Cable Holdings LLC 9.875%, 06/15/22	1,000	1,015,971
Comcast Corp. 3.250%, 11/01/39	4,000	3,794,987
		7,821,960
Oil & Gas — 0.6%
BP Capital Markets PLC 2.500%, 11/06/22	2,500	2,508,675
Pharmaceuticals — 3.4%
Becton Dickinson and Co. 3.700%, 06/06/27	1,956	1,987,306
Bristol-Myers Squibb Co. 3.400%, 07/26/29	928	945,634
GlaxoSmithKline Capital, Inc. 5.375%, 04/15/34	1,000	1,190,210
Johnson & Johnson 3.625%, 03/03/37	3,000	3,102,187
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	2,069,120
Merck & Co., Inc. 3.900%, 03/07/39	2,200	2,339,497
Zoetis, Inc. 4.500%, 11/13/25	3,000	3,134,347
		14,768,301
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities, Inc. 2.000%, 05/18/32	2,000	1,748,331
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,912,956
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,416,677
		6,077,964
Retail — 0.8%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,345,066
The Home Depot, Inc. 2.750%, 09/15/51	2,357	2,031,493
		3,376,559
Semiconductors — 0.4%
NPX BV, 144A 3.150%, 05/01/27@	2,000	1,943,508
Software — 1.4%
Microsoft Corp. 3.750%, 02/12/45	1,900	2,000,358
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,361,624
	Par (000)	Value†

Software — (continued)
salesforce.com, Inc. 2.700%, 07/15/41	$3,000	$2,660,064
		6,022,046
Telecommunications — 3.0%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,994,492
Sprint Corp. 7.875%, 09/15/23	3,000	3,187,500
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,874,540
Verizon Communications, Inc. 2.100%, 03/22/28	3,000	2,801,289
		12,857,821
Transportation — 1.3%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,266	2,314,270
Union Pacific Corp. 3.375%, 02/01/35	3,336	3,283,442
		5,597,712
TOTAL CORPORATE BONDS (Cost $196,178,430)		186,878,219

MUNICIPAL BONDS — 1.1%
University of Massachusetts Building Authority, Series 3 2.417%, 11/01/28 (Cost $4,689,963)	4,690	4,506,378

RESIDENTIAL MORTGAGE BACKED SECURITIES — 14.2%
Collateralized Mortgage Obligations — 11.3%
CIM Trust, Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,651	1,609,948
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	4,581	4,453,015
Fannie Mae Pool 3.000%, 03/01/52	4,979	4,881,987
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	2,966	2,869,894
J.P. Morgan Mortgage Trust, Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	4,915	4,557,568
JP Morgan Mortgage Trust,
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	5,558	5,160,562
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	4,156	3,839,091

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Collateralized Mortgage Obligations — (continued)
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	$5,422	$4,958,468
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	3,100	2,893,198
Sequoia Mortgage Trust,
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	874	858,719
Series 2017-CH2 Class A1, 144A, 4.000%, 12/25/47@,•	577	577,430
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	3,234	2,977,267
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	3,460	3,281,676
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 3.219%, 07/25/59@,•	2,113	2,113,608
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	1,587	1,552,794
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.815%, 01/20/46@,•	2,279	2,247,322
		48,832,547
Fannie Mae Pool — 2.3%
2.000%, 11/01/40	1,813	1,702,955
3.500%, 11/01/44	952	944,568
2.000%, 11/01/51	4,903	4,558,636
2.000%, 12/01/51	2,957	2,753,819
		9,959,978
Freddie Mac REMICS — 0.6%
Series 4523 Class VB 3.500%, 08/15/34	2,400	2,416,759
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $64,683,503)		61,209,284

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds
1.125%, 08/15/40	4,500	3,531,270
2.750%, 08/15/42	1,800	1,832,836
2.875%, 05/15/43	1,750	1,814,258
U.S. Treasury Inflation Indexed Bonds
0.125%, 07/15/30	2,632	2,803,150
1.000%, 02/15/46	2,076	2,557,693
0.125%, 02/15/51	3,024	3,147,288
U.S. Treasury Notes
2.000%, 07/31/22(a)	600	602,437
0.500%, 05/31/27	1,500	1,359,141
0.500%, 06/30/27	2,500	2,262,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,322,632)		19,910,182
	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $2,538,731)	2,538,731	$2,538,731
TOTAL INVESTMENTS — 101.3% (Cost $454,427,025)		$437,111,917
Other Assets & Liabilities — (1.3)%		(5,776,263)
TOTAL NET ASSETS — 100.0%		$431,335,654

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $198,350,950, which represents 46.0% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
(a)	All or portion of securities segregated as collateral for futures contracts.
CLO— Collateralized Loan Obligation.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
M— Month.
PLC— Public Limited Company.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 3/31/2022††
United States	87%
Cayman Islands	11
China	1
Ireland	1
Total	100%
††	% of total investments as of March 31, 2022.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at March 31, 2022 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 2 Year Note	06/30/22	518	2,000	$106	$109,775,532	$—	$(1,356,619)
Long	U.S. Treasury Ultra Bond	06/21/22	109	1,000	177	19,306,625	—	(753,853)
							$—	$(2,110,472)